Leases (Scheduled Maturities of Lease Liabilities) (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	$ 35
Maturity of Lease Liabilities, Operating, 2020	67
Maturity of Lease Liabilities, Operating, 2021	59
Maturity of Lease Liabilities, Operating, 2022	49
Maturity of Lease Liabilities, Operating, 2023	39
Maturity of Lease Liabilities, Operating, After 2023	531
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	780
Present value adjustment, Operating	(317)
Present value of lease liabilities, Operating	463
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	10
Maturity of Lease Liabilities, Finance, 2020	18
Maturity of Lease Liabilities, Finance, 2021	16
Maturity of Lease Liabilities, Finance, 2022	14
Maturity of Lease Liabilities, Finance, 2023	11
Maturity of Lease Liabilities, Finance, After 2023	35
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	104
Present value adjustment, Finance	(17)
Present value of lease liabilities, Finance	87
Virginia Electric and Power Company
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	17
Maturity of Lease Liabilities, Operating, 2020	33
Maturity of Lease Liabilities, Operating, 2021	29
Maturity of Lease Liabilities, Operating, 2022	23
Maturity of Lease Liabilities, Operating, 2023	18
Maturity of Lease Liabilities, Operating, After 2023	160
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	280
Present value adjustment, Operating	(91)
Present value of lease liabilities, Operating	189
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	1
Maturity of Lease Liabilities, Finance, 2020	2
Maturity of Lease Liabilities, Finance, 2021	2
Maturity of Lease Liabilities, Finance, 2022	2
Maturity of Lease Liabilities, Finance, 2023	2
Maturity of Lease Liabilities, Finance, After 2023	3
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	12
Present value adjustment, Finance	(2)
Present value of lease liabilities, Finance	10
Dominion Energy Gas Holdings, LLC
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	8	[1]
Maturity of Lease Liabilities, Operating, 2020	13	[1]
Maturity of Lease Liabilities, Operating, 2021	11	[1]
Maturity of Lease Liabilities, Operating, 2022	9	[1]
Maturity of Lease Liabilities, Operating, 2023	6	[1]
Maturity of Lease Liabilities, Operating, After 2023	25	[1]
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	72	[1]
Present value adjustment, Operating	(13)	[1]
Present value of lease liabilities, Operating	59	[1]
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	1	[1]
Maturity of Lease Liabilities, Finance, 2020	1	[1]
Maturity of Lease Liabilities, Finance, 2021	1	[1]
Maturity of Lease Liabilities, Finance, 2022	1	[1]
Maturity of Lease Liabilities, Finance, 2023	1	[1]
Maturity of Lease Liabilities, Finance, After 2023	2	[1]
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	7	[1]
Present value adjustment, Finance	(1)	[1]
Present value of lease liabilities, Finance	$ 6	[1]

[1]	Includes amounts reflected in discontinued operations.